Significant Accounting Policies (Details) - Schedule of outlines the currency exchange rates	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of outlines the currency exchange rates [Abstract]
Year-end spot rate	1= 6.3757 RMB	1= 6.4601 RMB	1=6.5249 RMB
Average rate	1= 6.4266 RMB	1= 6.6076 RMB	1=6.7470 RMB